Risk/Return Detail Data - FidelityFlexFreedomBlendFunds-ComboPRO	May 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Aberdeen Street Trust
FidelityFlexFreedomBlendFunds-ComboPRO | Fidelity Flex Freedom Blend 2005 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity Flex® Freedom Blend 2005 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Flex® Freedom Blend 2005 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]	secondary objective, capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22 % of the average value of its portfolio.
Portfolio Turnover, Rate	22.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), some of which are actively managed and others of which are passively managed, meaning they seek to provide investment results that correspond to the total return of a specific index. Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Flex® Freedom Blend Income Fund, approximately 10 to 19 years after the year 2005. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective. As of April 1, 2024, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 11% International Equity Funds 8% International Bond Funds 5% U.S. Investment Grade Bond Funds 43% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 20% Short-Term Funds 10% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class. The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Designed for investors who retired in or within a few years of 2005 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Flex ® Freedom Blend Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Flex ® Freedom Blend Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Flex ® Freedom Blend Income Fund. Reorganization. Fidelity Flex ® Freedom Blend 2005 Fund (the "Fund") has changed its asset allocation over time following its predetermined glide path and its allocations now match those of the Fidelity Flex ® Freedom Blend Income Fund (the "Income Fund"). As described in the Funds' prospectus, once the Funds' asset allocations match, the Board of Trustees of Fidelity Aberdeen Street Trust (the "Trust") may approve combining the Fund with the Income Fund if the Board determines that the combination is in the best interest of the Fund and its shareholders. At its January 2024 meeting, the Board of Trustees of the Trust unanimously approved an Agreement and Plan of Reorganization ("Agreement") between the Fund and the Income Fund. The Income Fund seeks high current income and, as a secondary objective, capital appreciation. The Fund seeks high total return until its target retirement date. Thereafter the Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of the Fund in exchange for shares of the Income Fund equal in total value to the total value of shares of the Fund. After the exchange, the Fund will distribute the Income Fund shares to its shareholders pro rata, in liquidation of the Fund (these transactions are referred to as the "Reorganization"). The Reorganization, which does not require shareholder approval, is expected to take place on or about June 14, 2024 (the "Closing Date"). The Reorganization is expected to be a tax-free transaction. This means that neither the Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. Shareholders of the Fund should carefully consider whether the Income Fund's principal investment strategies, limitations and risks (as set forth in the Income Fund's prospectus) will meet their investment needs. Fund shareholders who do not wish to own Income Fund shares may: (1) redeem Fund shares or (2) exchange Fund shares for shares of another Fidelity fund for which they are eligible prior to the Closing Date. Please note that if shares are held in a taxable account, a redemption or exchange will be a taxable event and may result in gain or loss in connection with the transaction. For more detailed information, please contact Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level. Prior to September 30, 2019, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Visit www.401k.com and log in or www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.401k.com and log in or www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Jun. 08, 2017
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	1.39%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	6.87%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(6.35%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFlexFreedomBlendFunds-ComboPRO | Fidelity Flex Freedom Blend 2005 Fund | Fidelity Flex Freedom Blend 2005 Fund
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]
1 year	none
3 years	none
5 years	none
10 years	none
2018	(2.11%)
2019	12.65%
2020	9.80%
2021	3.98%
2022	(11.70%)
2023	8.63%
FidelityFlexFreedomBlendFunds-ComboPRO | Fidelity Flex Freedom Blend 2005 Fund | Return Before Taxes | Fidelity Flex Freedom Blend 2005 Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.63%
Past 5 years	4.29%
Since Inception	3.62%	[2]
FidelityFlexFreedomBlendFunds-ComboPRO | Fidelity Flex Freedom Blend 2005 Fund | After Taxes on Distributions | Fidelity Flex Freedom Blend 2005 Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	7.10%
Past 5 years	2.70%
Since Inception	2.05%	[2]
FidelityFlexFreedomBlendFunds-ComboPRO | Fidelity Flex Freedom Blend 2005 Fund | After Taxes on Distributions and Sales | Fidelity Flex Freedom Blend 2005 Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	5.18%
Past 5 years	2.82%
Since Inception	2.30%	[2]
FidelityFlexFreedomBlendFunds-ComboPRO | Fidelity Flex Freedom Blend 2005 Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.00%
FidelityFlexFreedomBlendFunds-ComboPRO | Fidelity Flex Freedom Blend 2005 Fund | F0556
Risk/Return:
Label	Fidelity Freedom 2005 Composite Index℠
Past 1 year	8.58%
Past 5 years	4.17%
Since Inception	3.59%

[1]
A The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.

[2]	A From June 8, 2017 .